Basis of Presentation - Service Center Vessels (Table) (Details)	12 Months Ended
	Dec. 31, 2016
Colorado
Vessel details
Year Built	2004
Date Acquired	Apr. 01, 2010
Willem SR
Vessel details
Year Built	2006	[1]
Date Acquired	Apr. 01, 2010
Texas
Vessel details
Year Built	2003
Date Acquired	Apr. 01, 2010
Montana
Vessel details
Year Built	2011
Date Acquired	May 26, 2011
Florida
Vessel details
Year Built	2011	[1]
Date Acquired	Nov. 15, 2011
New Jersey
Vessel details
Year Built	2006
Date Acquired	Mar. 25, 2014

[1]	10% of ownership